Loans Payable - Schedule of Loans Payable (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about borrowings [line items]
Proceeds from loans payable	$ 10,091,220	$ 2,153,110	$ 86,572
Repayment of loans payable	(12,544,339)	(12,881)	0
Foreign exchange (gain) loss	758,223	(445,652)	0
BDC Loan
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	2,174,540	0
Proceeds from loans payable	3,091,220	2,153,110
Repayment of loans payable	(5,507,298)	0
Foreign exchange (gain) loss	241,538	21,430
Borrowings, ending balance	0	2,174,540	0
Other Loans
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	73,338	87,381
Proceeds from loans payable	7,000,000	0
Repayment of loans payable	(7,037,041)	(12,881)
Foreign exchange (gain) loss	3,451	(1,162)
Borrowings, ending balance	39,748	73,338	87,381
Loans payable
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	2,247,878	87,381
Proceeds from loans payable	10,091,220	2,153,110
Repayment of loans payable	(12,544,339)	(12,881)
Foreign exchange (gain) loss	244,989	20,268
Borrowings, ending balance	$ 39,748	$ 2,247,878	$ 87,381